Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-based compensation.
Share-based compensation

16.   Share-based compensation

Stock appreciation rights

As of December 31, 2022, the Company had granted 3,710,473 SARs (inclusive of 5,779 forfeited SARs) to certain of its officers and directors under its 2013 Equity Incentive Plan.

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
								Weighted
						Risk-free		Average Fair
	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	Value @	Average Expected	Valuation
Grant Date	Awarded	Price	Period	Price	Yield	Return	Volatility	grant date	Exercise Life	Method
12‑Mar‑14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 – 5.0 yrs	Monte Carlo
01‑Sept‑14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 – 5.0 yrs	Monte Carlo
06‑Mar‑15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 – 5.0 yrs	Monte Carlo
15‑Jan‑16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 – 5.0 yrs	Monte Carlo
04‑Apr‑18	1,719,733	$7.40	3 yrs	$7.40	0%	2.51%	40.59%	$2.67	4.25 yrs	Black-Scholes
07‑Mar‑19	560,000	$5.10	3 yrs	$5.10	0%	2.43%	43.65%	$2.00	4.5 yrs	Black-Scholes
04‑Mar‑20	549,020	$5.25	3 yrs	$5.25	0%	0.73%	46.42%	$2.04	4.5 yrs	Black-Scholes
04‑Mar‑21	610,691	$4.28	3 yrs	$4.28	0%	0.66%	55.39%	$1.93	4.5 yrs	Black-Scholes

Changes in the SARs for the year ended December 31, 2022 are set forth below:

		Weighted average
	No. of SARs	exercise price
Balance as of January 1, 2022	3,704,694	$6.40
SARs granted during the year ended December 31, 2022	—	—
SARs exercised during the year ended December 31, 2022	(3,138,053)	$(6.30)
SARs forfeited / expired during the year ended December 31, 2022	(37,797)	$(10.25)
Balance as of December 31, 2022 (none of which are exercisable or convertible)	528,844	$4.74

The total cost related to non-vested awards expected to be recognized through 2024 is set forth below:

In thousands of U.S. Dollars
Period	TOTAL
2023	393
2024	57
450

Restricted stock units

As of December 31, 2022, the Company had granted 1,710,994 RSUs to certain of its officers and directors under its 2013 Equity Incentive Plan.

A summary of awards is as follows:

Grant Date	RSUs Awarded	Service Period	Grant Price
02-Jan-19	176,659	2 years	$4.64
07-Mar-19	86,210	3 years	$5.10
28-May-19	59,237	1 year	$7.47
04-Mar-20	94,105	3 years	$5.25
29-May-20	78,510	1 year	$5.84
04-Mar-21	56,957	1 year	$4.28
04-Mar-21	302,923	3 years	$4.28
07-Jun-21	95,583	1 year	$4.31
30-Mar-22	593,671	3 years	$4.54
10-Jun-22	60,415	1 year	$8.07
01-Sep-22	106,724	3 years	$9.35

Changes in the RSUs for the year ended December 31, 2022 is set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as of January 1, 2022	546,935	$4.44
RSUs granted during the year ended December 31, 2022	760,810	$5.50
RSUs vested during the year ended December 31, 2022	(399,536)	$(4.47)
RSUs forfeited during the year ended December 31, 2022	—	—
Balance as of December 31, 2022 (none of which are vested)	908,209	$5.31

The total cost related to non-vested awards expected to be recognized through 2025 is set forth below:

In thousands of U.S. Dollars
Period	TOTAL
2023	1,747
2024	1,214
2025	427
3,388

Dividend Equivalent Rights

During the year ended December 31, 2021 all DER’s expired, unexercised.